Dividends	12 Months Ended
Dec. 31, 2024
Dividends
Dividends	13. Dividends

Accounting policy
Dividends are recognised as a liability on the date on which such dividends are declared.
Dividend withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid which are subject to dividend withholding tax based on the relevant tax requirements. The Group withholds dividend tax on behalf of its shareholders at a rate of 20% on dividends paid. Amounts withheld are not recognised as part of the Group’s tax charge but rather as part of the dividend paid, recognised in equity.
Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

The table below illustrates the dividends declared and paid:

Figures in million – SA rand unless stated otherwise	2024	2023	2022
Dividend declared and paid (interim)	—	1,501	3,905
Dividend declared after 31 December (final)	—	—	3,452
Total dividends declared for the year	—	1,501	7,357
Dividend per share (interim) — cents	—	53	138
Dividend per share (final) — cents	—	—	122
Dividends paid during the financial year	—	4,953	9,197
Dividends paid to NCI of subsidiaries during the financial year	173	365	256
Total dividends paid for the year[1]	173	5,318	9,453
1The dividends paid is impacted by the number of shares in issue at the time of payment
Dividend policy
Sibanye-Stillwater’s dividend policy is to return at least 25% to 35% of normalised earnings to shareholders and after due consideration of future requirements the dividend may be increased beyond these levels. The Board, therefore, considers normalised earnings in determining what value will be distributed to shareholders. The Board believes normalised earnings provides useful information to investors regarding the extent to which results of operations may affect shareholder returns.
Normalised earnings is defined as earnings attributable to the owners of Sibanye-Stillwater excluding gains and losses on financial instruments and foreign exchange differences, impairments and related compensation, gain/loss on disposal of property, plant and equipment, occupational healthcare expenses, restructuring costs, transactions costs, share-based payment expenses on B-BBEE transactions, gain on acquisitions, net other business development costs, share of results of equity-accounted investees, all after tax and the impact of NCI, and changes in estimated deferred tax rate.
Consistent with Sibanye-Stillwater’s dividend policy and Capital Allocation Framework, the Board of Directors resolved not to declare a final dividend (2023: zero and 2022: 122 SA cents per share) as well as no interim dividend (2023: 53 and 2022: 138 SA cents per share).The total dividend for the year ended 31 December 2023 and 31 December 2022 was 53 and 260 SA cents per share, respectively.
Reconciliation of profit attributable to the owners of Sibanye-Stillwater to normalised earnings

Figures in million – SA rand	2024	2023	2022
(Loss)/profit attributable to the owners of Sibanye-Stillwater	(7,297)	(37,772)	18,396
Adjusted for:
(Gain)/loss on financial instruments	(5,433)	(235)	4,279
Gain on foreign exchange differences	215	(1,973)	(616)
Gain on disposal of property, plant and equipment	(55)	(105)	(162)
Impairments/(reversal of impairments)	9,173	47,454	(6)
Gain on acquisition	—	(898)	—
Restructuring costs	550	515	363
Transaction costs	851	474	152
Occupational healthcare gain	(76)	(365)	(211)
Gain on remeasurement of previous interest in Kroondal	—	(298)	—
Gain on increase in equity-accounted investment	(2)	(5)	—
Change in estimated deferred tax rate	(364)	726	(53)
Share of results of equity-accounted investees after tax	(212)	1,174	(1,287)
Provision for community costs post closure	24	—	—
Cyber security costs	67	—	—
Compensation for losses incurred	(26)	—	—
Loss on deconsolidation of subsidiaries	—	—	308
Profit on sale of Lonmin Canada	—	—	(145)
Tax effect of the items adjusted above	332	(6,664)	(33)
NCI effect of the items listed above	793	(276)	36
Normalised earnings[1]	(1,460)	1,752	21,021
1.Non-IFRS measures such as normalised earnings is the responsibility of the Group’s Board of Directors and presented for illustration purposes only, and because of its nature, normalised earnings should not be considered as a representation of financial performance under IFRS Accounting Standards